Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
REVENUES:
Voyage and time charter revenues (including amortization of above market acquired time charters)	$ 25,037	$ 169,488
Service revenue, net	0	725,805
Total Revenues (Note 16)	25,037	895,293
EXPENSES:
Voyage expenses	3,998	48,605
Vessels and drilling units operating expenses	27,513	317,373
Depreciation and amortization (Note 6)	1,723	209,536
Impairment loss and loss from sale of vessels and vessel owning companies (Note 6)	40,784	140,568
Loss on contract cancellation	0	28,241
General and administrative expenses (Note 4)	18,023	74,807
Other, net	(761)	(2,803)
Operating income/(loss)	(66,243)	78,966
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 15)	(5,374)	(146,837)
Interest income	28	489
Loss on interest rate swaps (Note 11)	(709)	(11,448)
Other, net	(2,152)	(6,435)
Total other expenses, net	(8,207)	(164,231)
LOSS BEFORE INCOME TAXES AND EARNINGS OF AFFILIATED COMPANIES	(74,450)	(85,265)
Loss due to deconsolidation of Ocean Rig (Note 9)	0	(1,347,106)
Income taxes (Note 19)	(19)	(36,931)
Equity in net earnings/(losses) of Ocean Rig (Note 9)	(41,454)	8,851
NET LOSS	(115,923)	(1,460,451)
Less: Net income attributable to non-controlling interest	0	(39,029)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(115,923)	(1,499,480)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 17)	$ (115,979)	$ (1,499,745)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS BASIC AND DILUTED (Note 17)	$ (4.33)	$ (56.4)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 17)	26,758,843	26,593,240